UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Dryden Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	3/31/2006

Item 1. Schedule of Investments

Dryden Global Total Return Fund, Inc.

Schedule of Investments

as of March 31, 2006 (Unaudited)

Principal Amount (000)		Description	Value
LONG-TERM INVESTMENTS 97.1%
Argentina 0.9%
		Republic of Argentina,
ARS	3,505	5.83%, 12/31/33	$1,359,403

Australia 0.6%
		GE Capital Australia Funding, M.T.N.,
AUD	1,240	6.00%, 4/15/15	881,579

Brazil 0.5%
		Republic of Brazil,
BRL	1,600	12.50%, 1/5/16	746,765

Canada 1.3%
		Canadian Government Bonds,
CAD	930	4.00%, 9/1/10	791,318
	685	5.00%, 6/1/14	616,327
	545	5.75%, 6/1/33	577,504

			1,985,149

Colombia 0.8%
		Colombia Government International,
COP	2,200,000	12.00%, 10/22/15	1,209,388

Eurobonds 26.9%
		Austria Government Bond,
EUR	2,700	4.30%, 7/15/14	3,397,845
		Bank of America Corp.,
	910	3.625%, 3/3/08	1,105,752
		Citigroup, Inc.,
	985	4.625%, 11/14/07	1,215,726
		Deutsche Bundesrepublik,
	300	4.25%, 1/4/14	376,014
	2,065	4.00%, 1/4/37	2,502,119
		French Government Bonds,
	1,955	4.00%, 4/25/14	2,410,809
	2,965	8.50%, 4/25/23	5,599,631
	535	5.50%, 4/25/29	791,820
	4,095	5.75%, 10/25/32	6,341,509
		Ford Motor Credit Co., M.T.N.,
	180	4.875%, 1/15/10	195,422
		German Government Bonds,
	1,885	4.00%, 2/16/07	2,302,730
	430	4.25%, 7/4/14	539,200
	1,200	3.75%, 1/4/15	1,452,914
	220	4.75%, 7/4/34	300,041
		ING Verzekeringen NV,
	390	6.375%, 5/7/27	549,869
		Italian Government Bonds,
	2,740	5.50%, 11/1/10	3,585,177
	865	6.00%, 5/1/31	1,314,388
		Mexican Government International Bond,
	300	5.50%, 2/17/20	380,535

Principal Amount (000)		Description	Value
		Spanish Government Bonds,
	4,785	5.35%, 10/31/11	$6,287,929
	560	5.75%, 7/30/32	865,288

			41,514,718

Hungary 2.0%
		Hungary Government Bond,
HUF	633,620	8.00%, 2/12/15	3,071,193

Japan 24.8%
		Japanese Government Bonds,
JPY	621,400	0.30%, 12/20/07	5,256,564
	62,700	0.60%, 3/20/09	527,624
	80,850	1.80%, 3/22/10	704,753
	906,750	0.60%, 9/20/10	7,501,658
	126,950	0.80%, 9/20/10	1,059,143
	463,050	1.60%, 3/21/11	3,991,672
	293,950	1.10%, 9/20/12	2,434,126
	1,156,550	1.30%, 3/20/14	9,564,786
	172,650	1.50%, 9/20/15	1,437,112
	166,400	1.50%, 3/20/19	1,354,924
	186,000	1.90%, 12/20/23	1,558,380
	308,600	2.10%, 9/20/24	2,644,267
	40,500	1.70%, 6/20/33	307,468

			38,342,477

Mexico 2.4%
		Mexican Government Bonds,
MXN	2,000	9.00%, 12/22/11	188,812
	34,400	10.00%, 12/5/24	3,535,549

			3,724,361

New Zealand 1.0%
		General Electric Capital Corp.,
NZD	500	6.625%, 2/4/10	308,412
		Quebec Province,
	2,050	6.75%, 11/9/15	1,283,687

			1,592,099

Norway 0.1%
		Norwegian Government & Sovereign Bond,
NOK	1,415	5.00%, 5/15/15	233,578

Peru 0.1%
		Telefonica Del Peru, 144A,
PEN	800	8.00%, 4/11/16	233,095

Principal Amount (000)		Description	Value
Poland 2.3%
		Poland Government Bond,
PLZ	10,580	6.25%, 10/24/15	$3,575,124

South Africa 0.5%
		South Africa Government Bond,
ZAR	3,925	13.00%, 8/31/10	770,676

Sweden 2.2%
		Sweden Government Bond,
SEK	21,450	6.75%, 5/5/14	3,351,967

United Kingdom 4.7%
		International Nederland Bank NV,
GBP	410	7.00%, 10/5/10	767,796
		Royal & Sun Alliance
	130	8.50%, 12/31/49	263,356
		United Kingdom Treasury Bonds,
	275	5.00%, 3/7/12	491,739
	3,175	5.00%, 9/7/14	5,739,128

			7,262,019

United States 26.0%
Corporate Bonds 8.3%
		Amerada Hess,
USD	150	7.875%, 10/1/29	174,666
		Cisco Systems Inc.,
	170	5.50%, 2/22/16	167,446
		Computer Associates, Inc., Sr. Notes,
	650	6.50%, 4/15/08	660,899
		Computer Associates, Inc., Sr. Notes, 144A,
	500	5.25%, 12/1/09	486,696
		CVS Corp.,
	300	4.00%, 9/15/09	286,178
		Dex Media East, LLC,
	450	9.875%, 11/15/09	480,375
		Dominions Resources Inc.,
	170	5.687%, 5/15/08	170,302
		Duke Energy Field Services LLC,
	440	7.875%, 8/16/10	477,599
		Fideicomiso Petacalco, 144A,
	556	10.16%, 12/23/09	600,480
		First Data Corp., Notes,
	240	4.85%, 10/1/14	224,730
		Goldman Sachs Group Inc.,
	200	5.35%, 1/15/16	193,172
		HCA Inc.,
	500	7.69%, 6/15/25	494,387
		Hertz Corp.,144A,
	500	8.875%, 1/1/14	518,750
		HJ Heinz Co.,144A,
	150	6.428%, 12/1/08	152,651
		Home Depot Inc.,
	315	5.40%, 3/1/16	311,207

Principal Amount (000)	Description	Value
	Honeywell International Inc.,
90	5.70%, 3/15/36	$87,480
	Huntsman International LLC, Gtd. Notes,
550	9.875%, 3/1/09	574,750
	IMC Global, Inc., Sr. Notes,
370	10.875%, 8/1/13	423,650
	Jefferies Group Inc.,
25	6.25%, 1/15/36	23,463
	Jefferson Smurfit Corp.,
4	8.25%, 10/1/12	3,925
	Kinder Morgan Finance Co.,
120	6.40%, 1/5/36	116,844
	Lyondell Chemical Co., Gtd. Notes,
292	9.50%, 12/15/08	303,680
	MGM Mirage Inc.,144A,
250	6.875%, 4/1/16	247,813
	Motorola, Inc., Debs.,
155	6.50%, 9/1/25	160,515
	MUFG Capital Finance 1 LTD.,
120	6.346%, 7/29/49	118,085
	Nextel Communications, Inc., Sr. Notes,
500	5.95%, 3/15/14	495,013
	Norampac Inc.,
260	6.75%, 6/1/13	247,650
	Omnicare Inc.,
300	6.875%, 12/15/15	299,250
	Oneok Inc.,
750	5.51%, 2/16/08	748,848
	Oregon Steel Mills, Inc., Gtd. Notes,
475	10.00%, 7/15/09	503,500
	Pemex Project Funding Master Trust.,
190	9.25%, 3/30/18	233,700
	Rainbow National Services LLC, 144A,
290	10.375%, 9/1/14	324,800
	Residential Capital Corp.,
290	6.375%, 6/30/10	292,152
	Royal Caribbean Cruises Ltd., Sr. Notes,
400	6.875%, 12/1/13	411,264
	Southern California Edison Co.,
80	5.625%, 2/1/36	74,884
	Southern Copper Corp.,
100	7.50%, 7/27/35	97,308
	Sprint Capital Corp., Gtd. Notes,
140	8.75%, 3/15/32	175,036
	TRAINS HY-2005-1, 144A,
726	7.651%, 6/15/15	733,773
	Transocean Inc.,
340	7.375%, 4/15/18	382,716
	Tyson Foods Inc.,
90	6.60%, 4/1/16	88,894
	Xerox Corp.,
210	6.40%, 3/15/16	208,425

		12,776,956

Collateralized Mortgage Obligations 1.3%
	Banc of America Commercial Mortgage Inc., Series 2005-06, Class A4,
1,000	5.182%, 9/10/47	975,477
	JP Morgan Chase Commercial Mortgage Securities Corp,
	Series 2005-LDP5, Class A4,
1,000	5.179%, 12/15/44	976,964

		1,952,441

Principal Amount (000)	Description	Value
Emerging Market Bonds 0.7%
	Empresa Nacional de Electricidad SA (Chile),
260	8.35%, 8/1/13	$287,762
	Kazkommerts Intl. BV, 144A,
430	7.875%, 4/7/14	442,255
	United Overseas Bank Ltd., Bonds, 144A,
400	5.375%, 9/3/19	385,389

		1,115,406

Mortgage Backed Securities 5.1%
	Federal National Mortgage Assn.,
8,000	6.00%, TBA	7,997,503

Structured Notes 0.2%
	Dow Jones CDX HY, Series 5-T3, 144A,
250	8.25%, 12/29/10	251,875

Sovereign Bonds 1.1%
	Federal Republic of Brazil,
1,045	9.25%, 10/22/10	1,179,805
	Federal Republic of Russia, 144A,
210	10.00%, 6/26/07	220,763
	Republic of Argentina,
440	3.00%, 4/30/13	378,796

		1,779,364

United States Government Agencies Obligations 5.6%
	Federal Home Loan Mortgage Corp., M.T.N.
3,600	4.75%, 1/19/16	3,475,475
	Federal National Mortgage Assn.,
5,250	4.50%, 2/15/11	5,105,246

		8,580,721

United States Government Obligations 3.7%
	United States Treasury Bond,(b)
205	2.00%, 1/15/26	194,122
	United States Treasury Notes,(b)
455	4.75%, 3/31/11	453,721
205	4.50%, 2/15/16	199,378
275	9.25%, 2/15/16	367,297
1,865	8.125%, 5/15/21	2,462,236
1,130	6.00%, 2/15/26	1,260,833
655	6.125%, 8/15/29	750,947

		5,688,534

	Total United States investments	40,142,800

	Total long-term investments (cost USD $151,717,837)	149,996,391

Shares	Description	Value
SHORT-TERM INVESTMENTS 5.6%

Affiliated Mutual Funds 5.6%
39	Dryden Core Investment Fund- Dryden Short Term Bond Series(a) (cost $391)	$391
8,623,885	Dryden Core Investment Fund-Taxable Money Market Series(a) (cost $8,623,885)	8,623,885

	Total short-term investments (cost $8,624,276)	8,624,276

Contracts
OUTSTANDING OPTIONS PURCHASED

Call Option
29	90 Day Euro, expiring 9/18/06 @ $95.25 (cost $33,984)	1,450

	Total Investments Before Outstanding Options Written 102.7% (cost $160,376,097)	158,622,117

OUTSTANDING OPTIONS WRITTEN

Call Option
(29)	90 Day Euro, expiring 9/18/06 @ $95.75 (premium received $15,353)	(362)

	Total Investments, Net of Outstanding Call Options Written 102.7% (cost $160,360,744)(c)	158,621,755
	Liabilities in excess of other assets(d) (2.7%)	(4,238,555)

	Net Assets 100%	$154,383,200

Portfolio securities are classified according to the security’s currency denomination. The following abbreviations are used in the portfolio descriptions:

ARS-Argentine Peso
AUD-Australian Dollar
BRL-Brazilian Real
CAD-Canadian Dollar
COP- Colombian Peso
EUR-Euro
GBP-Pound Sterling
HUF-Hungarian Forint
JPY-Japanese Yen
M.T.N.-Medium Term Note
MXN-Mexican Peso
NZD-New Zealand Dollar
NOK-Norwegian Krone
PEN-Peruvian Nuevo Sol
PLZ-Polish Zloty
SEK-Swedish Krone
TBA-Securities purchased on a forward commitment basis.
USD-United States Dollar
ZAR-South African Rand
144A-	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund –Dryden Short-Term Bond Series and the Dryden Core Investment Fund – Taxable Money Market Series.
(b)	Pledged as initial margin on financial futures contracts.

(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of March 31, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Depreciation
$160,463,636	$3,484,711	$(5,326,230)	$(1,841,519)

The difference between the book basis and the tax basis of investments is primarily attributable to deferred losses on wash sales.

(d)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forwards and interest rate swaps agreements of:

Open futures contracts outstanding as of March 31, 2006:

Number of Contracts	Type	Expiration Date	Value at March 31, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
12	90 Day Euro Euribor	Mar. 07	$3,506,326	$3,536,692	$(30,366)
30	90 Day Euro Euribor	Sep. 06	7,105,125	7,113,112	(7,987)
46	90 Day Euro SFR Liffe	Dec. 06	8,642,312	8,653,876	(11,564)
15	30 Day Fed Fund	May 06	5,942,975	5,945,511	(2,536)
332	5-Yr. U.S. T-Notes	Jun. 06	34,673,250	34,868,744	(195,494)
6	30-Yr. U.S. Long Bond	Jun. 06	654,938	654,945	(7)
12	90 Day Euro Euribor	Dec. 06	3,509,234	3,538,849	(29,615)
55	30 Day Fed Fund	Jul. 06	21,755,386	21,783,477	(28,091)
11	90 Day Euroyen	Sep. 06	2,325,234	2,328,633	(3,399)
62	90 Day Euroyen tfx	Dec. 06	13,072,940	13,090,722	(17,782)
25	Long Gilt	Jun. 06	4,849,540	4,913,305	(63,765)
36	Euro-BOBL	Jun. 06	4,802,007	4,827,461	(25,454)
6	Euro-Bond	Jun. 06	851,960	861,631	(9,671)
42	Euro-Yen	Mar. 07	8,836,682	8,860,803	(24,121)
	Short Positions:
157	Euro-Schatz	Jun. 06	19,874,718	19,896,825	22,107
6	90 Day Euro Euribor	Mar. 08	1,750,345	1,765,182	14,837
173	2-Yr. U.S. T-Notes	Jun. 06	35,267,672	35,326,431	58,759
288	10-Yr. U.S. T-Notes	Jun. 06	30,640,500	30,957,946	317,446

					$(36,703)

Forward foreign currency exchange contracts outstanding as of March 31, 2006:

Purchase Contracts	Notional Amount	Value at Settlement Date payable	Value at March 31, 2006	Unrealized Appreciation	Unrealized (Depreciation)
Brazilian Real,
Expiring 01/08/07	$5,400,000	$2,250,000	$2,381,267	$131,267	$—
Expiring 09/21/07	2,635,000	1,000,000	1,161,970	161,970	—
Canadian Dollars,
Expiring 04/12/06	365	314	312	—	(2)
Expiring 04/12/06	1,089,268	937,465	933,029	—	(4,436)
Expiring 04/12/06	453,168	392,000	388,168	—	(3,832)
Expiring 04/12/06	794,746	681,121	680,752	—	(370)
Expiring 04/12/06	459,116	394,000	393,263	—	(737)
Chinese Yuan Renminbi,
Expiring 04/17/06	3,304,056	414,900	412,734	—	(2,166)
Expiring 05/30/06	6,226,312	782,200	780,856	—	(1,344)
Expiring 05/30/06	6,251,728	784,900	784,044	—	(856)
Expiring 07/24/06	9,726,982	1,236,900	1,226,605	—	(10,295)
Czech Karuna,
Expiring 04/24/06	18,953,748	809,228	808,416	—	(813)
Danish Krone,
Expiring 04/21/06	7,701,851	1,249,278	1,252,231	2,953	—
Euros,
Expiring 04/21/06	1,300,000	1,572,746	1,577,395	4,650	—
Expiring 04/21/06	325,200	391,834	394,591	2,758	—
Expiring 04/21/06	1,301,000	1,567,576	1,578,609	11,033	—
Expiring 04/24/06	11,562,301	14,010,503	14,031,994	21,491	—
Expiring 04/24/06	647,858	784,900	786,240	1,340	—
Expiring 04/24/06	325,200	391,899	394,662	2,763	—
Expiring 04/24/06	325,200	396,186	394,662	—	(1,524)
Iceland Krona,
Expiring 04/18/06	33,064,500	470,000	460,228	—	(9,772)
Indonesian Rupiah,
Expiring 01/29/07	3,960,000,000	400,000	435,787	35,787	—
Expiring 01/31/07	4,812,500,000	500,000	529,603	29,603	—
Japanese Yen,
Expiring 04/24/06	585,703,467	5,048,167	4,994,135	—	(54,032)
Expiring 04/24/06	182,518,548	1,564,400	1,556,286	—	(8,114)
Expiring 04/24/06	91,465,771	788,600	779,904	—	(8,696)
Mexican Nuevo Pesos,
Expiring 04/12/06	252,194	23,472	23,154	—	(317)
New Taiwan Dollar,
Expiring 04/21/06	12,951,398	402,092	399,942	—	(2,150)
New Turkish Lira,
Expiring 09/08/06	4,371,012	3,167,400	3,146,380	—	(21,020)
New Zealand Dollars,
Expiring 04/18/06	627,538	403,400	385,807	—	(17,593)
Expiring 04/18/06	1,265,387	779,200	777,954	—	(1,246)
Norwegian Krones,
Expiring 04/21/06	1,303,212	199,911	199,098	—	(813)
Expiring 04/21/06	3,553,670	541,718	542,910	1,192	—
Polish Zloty,
Expiring 04/21/06	2,506,527	773,500	774,930	1,430	—
Pound Sterling,
Expiring 04/24/06	795,028	1,390,505	1,381,596	—	(8,909)
Expiring 04/24/06	452,200	790,215	785,831	—	(4,384)
Expiring 04/24/06	223,827	390,992	388,966	—	(2,026)
Expiring 04/24/06	521,752	910,113	906,698	—	(3,415)

Russian Roubles,
Expiring 01/29/07	11,228,000	400,000	404,961	4,961	—
Expiring 01/29/07	11,280,000	400,000	406,837	6,837	—
Singapore Dollars,
Expiring 04/18/06	2,141,158	1,324,728	1,325,989	1,261	—
Expiring 04/18/06	316,637	195,600	196,089	489	—
Slovakian Korunas,
Expiring 04/03/06	12,450,465	401,737	402,580	843	—
Expiring 04/03/06	12,476,560	395,932	403,424	7,492	—
Expiring 04/03/06	24,688,530	795,300	798,292	2,992	—
Expiring 05/03/06	49,615,555	1,598,439	1,606,207	7,767	—
Swedish Krona,
Expiring 04/04/06	7,896,822	1,017,632	1,014,215	—	(3,417)
Swiss Francs,
Expiring 04/21/06	3,572,608	2,750,784	2,746,325	—	(4,459)
Expiring 04/21/06	1,034,308	787,900	795,090	7,190	—
Expiring 04/21/06	2,046,517	1,564,400	1,573,193	8,793	—
Thailand Baht,
Expiring 04/27/06	16,098,507	411,621	414,062	2,440	—
Expiring 04/27/06	7,613,730	195,600	195,829	229	—

		$60,831,308	$61,114,102	$459,531	$(176,738)

Sales Contracts	Notional Amount	Value at Settlement Date payable	Value at March 31, 2006	Unrealized Appreciation	Unrealized (Depreciation)
Australian Dollars,
Expiring 04/18/06	$574,433	$425,081	$411,100	$13,981	$—
Brazilian Real,
Expiring 09/21/07	1,944,000	800,000	857,256	—	(57,256)
Canadian Dollars,
Expiring 04/12/06	473,498	406,600	405,582	1,018	—
Expiring 04/12/06	110,263	94,600	94,447	153	—
Danish Krone,
Expiring 04/21/06	485,633	78,900	78,958	—	(58)
Euros,
Expiring 04/03/06	337,000	401,737	408,469	—	(6,732)
Expiring 04/03/06	332,000	395,932	402,409	—	(6,477)
Expiring 04/03/06	658,800	795,300	798,515	—	(3,215)
Expiring 04/21/06	164,100	199,911	199,116	795	—
Expiring 04/24/06	500,804	607,200	607,775	—	(575)
Expiring 04/24/06	653,100	790,215	792,601	—	(2,386)
Expiring 04/24/06	325,000	390,992	394,420	—	(3,428)
Expiring 04/24/06	107,456	130,054	130,408	—	(354)
Expiring 04/24/06	192,968	233,800	234,186	—	(386)
Hungarian Forint,
Expiring 04/21/06	263,348,580	1,201,408	1,208,117	—	(6,709)
Expiring 04/21/06	349,336,170	1,565,000	1,602,586	—	(37,586)
Iceland Krona,
Expiring 04/18/06	33,064,500	446,516	460,228	—	(13,712)
Japanese Yen,
Expiring 04/24/06	91,698,408	788,600	781,887	6,713	—
Expiring 04/24/06	51,312,595	441,600	437,529	4,071	—
Expiring 04/24/06	36,016,018	307,829	307,099	730	—
Expiring 04/24/06	90,940,136	782,200	775,422	6,778	—
Expiring 04/24/06	91,680,245	784,900	781,733	3,167	—
Expiring 04/24/06	91,999,692	781,400	784,456	—	(3,056)
Expiring 04/24/06	71,526,512	607,800	609,887	—	(2,087)
Mexican Nuevo Pesos,
Expiring 04/12/06	8,506,660	782,200	781,014	1,186	—
Expiring 04/12/06	8,575,537	781,400	787,338	—	(5,938)
Expiring 04/12/06	8,653,224	781,400	794,470	—	(13,070)
New Taiwan Dollar,
Expiring 04/21/06	12,951,398	396,917	399,942	—	(3,025)
New Turkish Lira,
Expiring 09/08/06	549,402	390,700	395,476	—	(4,776)
New Zealand Dollars,
Expiring 04/18/06	2,500,800	1,611,640	1,537,479	74,161	—
Expiring 04/18/06	633,792	399,200	389,652	9,548	—
Expiring 04/18/06	126,380	78,900	77,698	1,202	—

Sales Contracts	Notional Amount	Value at Settlement Date payable	March 31, 2006	Unrealized Appreciation	Unrealized (Depreciation)
Norwegian Krone,
Expiring 04/21/06	$362,278	$55,200	$55,347	$—	$(147)
Peruvian Nuevo Sol,
Expiring 06/05/06	800,000	236,511	236,763	—	(252)
Polish Zloty,
Expiring 04/21/06	3,504,828	1,085,422	1,083,569	1,853	—
Expiring 04/21/06	5,163,500	1,567,576	1,596,372	—	(28,796)
Pound Sterling,
Expiring 04/04/06	521,752	909,936	906,530	3,406	—
Expiring 04/24/06	117,206	205,000	203,680	1,320	—
Expiring 04/24/06	225,803	391,899	392,399	—	(499)
Expiring 04/24/06	226,648	396,186	393,868	2,318	—
Expiring 04/24/06	179,669	311,700	312,227	—	(527)
Singapore Dollar,
Expiring 04/18/06	152,767	94,600	94,606	—	(6)
Slovakian Koruna,
Expiring 04/03/06	49,615,555	1,596,382	1,604,296	—	(7,914)
South African Rand,
Expiring 04/26/06	2,242,275	355,212	363,076	—	(7,864)
Swedish Kronas,
Expiring 04/21/06	6,668,376	863,779	857,543	6,236	—
Expiring 04/21/06	487,692	63,100	62,716	384	—
Expiring 04/21/06	3,059,527	391,834	393,450	—	(1,617)
Expiring 04/21/06	7,896,822	1,018,932	1,015,519	3,413	—
Swiss Francs,
Expiring 04/21/06	1,033,540	797,300	794,500	2,800	—
Expiring 04/21/06	1,023,287	788,600	786,619	1,981	—
Expiring 04/21/06	2,046,577	1,572,746	1,573,239	—	(493)
Expiring 04/21/06	1,036,490	787,900	796,768	—	(8,868)

		$32,169,747	$32,250,342	$147,214	$(227,809)

Interest rate swap agreements outstanding as of March 31, 2006:

Counterparty (a)	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Merrill Lynch Capital Services	12/15/2025	$375	5.25%	3 Month LIBOR	$6,563

(a)	The Fund pays a floating rate and receives a fixed rate.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the subadviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the subadviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

The Fund invests in the Taxable Money Market Series and Dryden Short-Term Bond Series, separate portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. Taxable Money Market Series and Dryden Short-Term Bond Series are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Global Total Return Fund, Inc.
By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund
Date May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer
Date May 30, 2006
By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer
Date May 30, 2006

*	Print the name and title of each signing officer under his or her signature.